Long-Term Debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 349,977	$ 347,850
Less current installments	29,269	28,833
Long-term debt, excluding current installment and seller's credit	310,359	319,017
160 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	132,425	144,100
19 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		18,350
120 Million Loan Facility [Member] | Bodil Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	67,615	106,600
85 Million Loan Facility [Member] | Windsor Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	52,400	56,400
27.3 Million Loan Facility [Member] | Windsor Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		22,400
93 Million Loan Facility [Member] | Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	87,188
Seller's Credit [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 10,349